CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 427,805	$ 243,494	$ 118,806
Accounts receivable	1,109	1,224	2,235
Loan to Fvndit, Inc		0	200,000
Due from Fvndit, Inc	25,142	24,498	17,109
Total Current Assets	460,163	269,216	338,150
Digital assets	6,107	0
Equipment, net	817	1,373	2,114
Other assets	296,405	298,056	306,559
TOTAL ASSETS	757,385	568,645	646,823
Current Liabilities:
Accounts payable	14,340	1,077	914
Accrued expenses	420,300	0	2,078
Deferred revenues	0	613	0
Total Current Liabilities	434,640	1,690	2,992
TOTAL LIABILITIES	559,640	1,690	2,992
STOCKHOLDERS' EQUITY:
Preferred stock, $0.0001 par value, 50,000,000 shares authorized; 40,000,000 shares issued and outstanding	4,000	4,000	4,000
Common stock, $0.0001 par value, 500,000,000 shares authorized; 68,984,086 shares issued and outstanding as of December 31, 2020 and 2019	6,991	6,898	6,898
Additional paid-in capital	2,937,802	2,215,020	2,215,020
Accumulated deficit	(2,751,048)	(1,658,963)	(1,582,087)
Long-term Liabilities:
Total stockholders' equity	197,745	566,955	643,831
Loan from stockholder	125,000	0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 757,385	$ 568,645	$ 646,823